UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740

Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer          New York, New York            February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:   $441,274.94
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

1.        28-10735                      ZLP Master Utility Fund, Ltd.

2.        28-10775                      ZLP Master Opportunity Fund, Ltd.

3.        28-10774                      ZLP Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                    TITLE                      VALUE       SHRS OR       SH/ PUT/  INVSMT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER             OF CLASS        CUSIP      (x$1000)    PRN AMT       PRN CALL  DSCRTN  MNGRS  SOLE  SHARED  NONE
ALLEGHENY ENERGY INC                COM             017361106   85,423.14  4,334,000.00  SH        SHARED  1,2,3          X
ALLIANT ENERGY CORP                 COM             018802108    3,718.00    130,000.00  SH        SHARED    1            X
AMEREN CORPORATION                  COM             023608102   28,459.46    567,600.00  SH        SHARED   1,2           X
AMERICAN ELECTRIC PWR               COM             025537101    5,133.83    149,500.00  SH        SHARED   1,2           X
ARLINGTON TANKERS LTD               COM             G04899103      860.63     37,500.00  SH        SHARED    2            X
CASCADE MICROTECH INC               COM             147322101      134.30     10,000.00  SH        SHARED    2            X
CHENIERE ENERGY INC                 COM             16411R208    8,822.45    138,500.00  SH        SHARED    2            X
CHINA FINANCE ONLINE CO LTD         Sponsored ADR  0169379104      440.80     40,000.00  SH        SHARED    2            X
CHINA NETCOM GROUP CORP HK L        Sponsored ADR   16940Q101    1,016.88     38,000.00  SH        SHARED    2            X
CONSOLIDATED EDISON INC             COM             209115104   29,776.25    680,600.00  SH        SHARED   1,2           X
DPL INC                             COM             233293109    9,951.09    396,300.00  SH        SHARED   1,2           X
DREAMWORKS ANIMATION SKG INC        CL A            26153C103      281.33      7,500.00  SH        SHARED    2            X
DTE ENERGY CO                       COM             233331107    6,965.50    161,500.00  SH        SHARED   1,2           X
EL PASO CORP                        COM             28336L109      260.00     25,000.00  SH        SHARED    2            X
ENERGEN CORP                        COM             29265N108    3,183.30     54,000.00  SH        SHARED    2            X
EXELON CORP                         COM             30161N101   37,106.94    842,000.00  SH        SHARED  1,2,3          X
FIRST DATA CORP                     COM             319963104      319.05      7,500.00  SH        SHARED    2            X
GEXA CORP                           COM             374398204    1,704.50    350,000.00  SH        SHARED    2            X
GLENBOROUGH REALTY TRUST            CL A            37803P105      532.00     25,000.00  SH        SHARED    2            X
GOOGLE INC                          CL A            38259P508    1,253.14      6,500.00  SH        SHARED    2            X
GREEN MOUNTAIN PWR CORP             COM             393154109      363.26     12,600.00  SH        SHARED    1            X
HEALTHEXTRAS INC                    COM             422211102      374.90     23,000.00  SH        SHARED    2            X
HURON CONSULTING GROUP              COM             447462102      222.00     10,000.00  SH        SHARED    2            X
IDACORP INC                         COM             451107106    5,212.19    170,500.00  SH        SHARED    1            X
IOWA TELECOMMUNICATIONS             COM             462594201    6,581.01    305,100.00  SH        SHARED   2,3           X
KMART HLDG CORPORATON               COM             498780105      247.38      2,500.00  SH        SHARED    2            X
MACK CALI REALTY CORP               COM             554489104    1,035.68     22,500.00  SH        SHARED    2            X
MARKWEST HYDROCARBON INC            COM             570762104    2,351.18    136,300.00  SH        SHARED    2            X
NICOR INC                           COM             654086107    9,356.90    253,300.00  SH        SHARED   1,2           X
NINETOWNS DIGI WRLD HLDG TRADE HL   Sponsored ADR   654407105      483.75     45,000.00  SH        SHARED    2            X
NORTHWEST NATURAL GAS CO            COM             667655104    1,052.69     31,200.00  SH        SHARED    1            X
OGE ENERGY CORP                     COM             670837103    5,302.00    200,000.00  SH        SHARED    1            X
ORMAT TECHNOLOGIES INC              COM             686688102    1,221.00     75,000.00  SH        SHARED    2            X
P G & E CORP                        COM             69331C108   35,107.07  1,054,900.00  SH        SHARED  1,2,3          X
PENN VA RESOURCES PARTNER           COM             707884102    1,302.50     25,000.00  SH        SHARED    2            X
PPL CORPORATION                     COM             69351T106   22,324.32    419,000.00  SH        SHARED   1,2           X
QUESTAR CORP                        COM             748356102    7,465.64    146,500.00  SH        SHARED    2            X
RECKSON ASSOC REALTY CP             COM             75621K106      656.20     20,000.00  SH        SHARED    2            X
SCANA CORP NEW                      COM             80589M102    1,970.00     50,000.00  SH        SHARED    1            X
SEMPRA ENERGY                       COM             816851109   12,159.42    331,500.00  SH        SHARED   1,2           X
SOUTHERN UNION CO                   COM             844030106    6,090.92    254,000.00  SH        SHARED   1,2           X
TERRA INDUSTRIES INC                COM             880915103    3,552.00    400,000.00  SH        SHARED    2            X
THE SOUTHERN CO                     COM             842587107    1,776.56     53,000.00  SH        SHARED    1            X
UNISOURCE ENERGY CORP               COM             909205106   63,141.68  2,618,900.00  SH        SHARED  1,2,3          X
U-STORE-IT TRUST                    COM             91274F104      347.00     20,000.00  SH        SHARED    2            X
WISCONSIN ENERGY CORP               COM             976657106   26,125.25    775,000.00  SH        SHARED   1,2           X


                                                    TOTAL      441,274.94

02192.0001 #547395